Leases - Summary of Lease Asset and Liability (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 986,701	$ 506,023	$ 616,578
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 986,701	$ 506,023